Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

Note 8 - Intangible assets, net

Intangible assets, net, as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	121	37
Customers relationship	1,410	—
Accumulated amortization	(3,068)	(2,911)
Impairment	(1,432)	(1,432)
Exchange difference	—	(1)
Intangible assets, net	$1,367	$29

Amortization expenses of intangible assets were $97, $13 and $18 for the years ended December 31, 2024, 2023 and 2022, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. There were no impairment on intangible assets for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2030 and
	2025	2026	2027	2028	2029	thereafter
	$	$	$	$	$	$
Amortization expenses	161	146	146	146	145	623